Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Deferred Revenue
Deferred revenue, beginning	$ 1,653	$ 1,727
Drawdown	29,731	2,500
Accretion of deferred revenue	281	474
Revenue recognized	(28,257)	(3,048)
Deferred revenue, ending	$ 3,408	$ 1,653